Net Assets - Narrative (Details) - USD ($) $ in Thousands	Sep. 22, 2023	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Capital call proceeds received in advance		$ 7,332
Subscription Agreement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, consideration received	$ 220,500